Debt (Details) - Part-16 - Original Issue Discount Secured Convertible Note loan [Member] - USD ($)		3 Months Ended
	Nov. 18, 2022	Mar. 31, 2024	Dec. 31, 2023
Target Capital 1, LLC [Member]
Debt [Line Items]
Loan amount	$ 1,136,364
Debt instrument percentage of discount	12.00%
Maturity date	Mar. 31, 2023
Interest rate per annum	12.00%	12.00%	12.00%
Percentage of gross revenue	20.00%
Multiplier to conversion price	0.65
Automatic extension price	0.6
Stock issued during period shares (in Shares)	41,167	412
Exercise warrants percentage	75.00%
Lender 622 Capital LLC [Member]
Debt [Line Items]
Loan amount	$ 568,182
Interest rate per annum	12.00%		12.00%
Percentage of gross revenue	20.00%
Exercise warrants percentage	75.00%
Before Debt Initial Maturity Date [Member] | Target Capital 1, LLC [Member]
Debt [Line Items]
Fair value amount of debt		$ 1,136,364	$ 1,136,364
Percentage price	120.00%
Before Debt Initial Maturity Date [Member] | Lender 622 Capital LLC [Member]
Debt [Line Items]
Fair value amount of debt			$ 568,182
Percentage price	120.00%
After Debt Initial Maturity Date [Member] | Target Capital 1, LLC [Member]
Debt [Line Items]
Fair value amount of debt	$ 1,136,364
Percentage price	120.00%
After Debt Initial Maturity Date [Member] | Lender 622 Capital LLC [Member]
Debt [Line Items]
Fair value amount of debt	$ 568,182
Percentage price	120.00%